SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Other income (expense), net	$ 58	$ 14
Net income (loss) from discontinued operations	58	$ 14
Current Liabilities:
Accounts payable	161		$ 142
Accrued expense and other current liabilities	99		92
Advances from customers	287		255
Current liabilities related to discontinued operations	$ 547		$ 489